Atlas Insurance Trust
Supplement dated September 11, 2006, to
Prospectus dated April 30, 2006

Effective September 15, 2006, KPMG LLP became the Trust’s independent registered public accounting firm.

On May 7, 2006 Wachovia Corporation and Golden West Financial Corporation, the parent of World Savings Bank FSB and sole shareholder of Atlas Advisers, Inc. and Atlas Securities, Inc., signed a definitive agreement to merge, pending shareholder approval. The merger is expected to be effective sometime in the fourth quarter of 2006.

Atlas Insurance Trust
Supplement dated September 11, 2006, to
Statement of Additional Information dated April 30, 2006

Effective September 15, 2006, KPMG LLP became the Trust’s independent registered public accounting firm.

On May 7, 2006 Wachovia Corporation and Golden West Financial Corporation, the parent of World Savings Bank FSB and sole shareholder of Atlas Advisers, Inc. and Atlas Securities, Inc., signed a definitive agreement to merge, pending shareholder approval. The merger is expected to be effective sometime in the fourth quarter of 2006.

On May 11, 2006 the Atlas Funds’ Board of Trustees (Board) approved a number of changes for the Atlas Balanced Fund and the Atlas Value Fund. The Board approved a change in investment strategy for the Atlas Balanced Fund as well as a name change for that fund from the Atlas Balanced Fund to the Atlas Dual Focus Fund to better reflect the change in its investment strategy. Pursuant to Atlas Funds’ manager of managers exemptive order issued by the Securities and Exchange Commission on September 16, 2004, the Board also approved the appointment of Fund Asset Management, L.P. (FAM) to replace New York Life Investment Management LLC, as Sub-Adviser to the Atlas Dual Focus Fund (formerly Atlas Balanced Fund). The Board also approved FAM to replace Hotchkis and Wiley Capital Management LLC, as Sub-Adviser to the Atlas Value Fund.

On page 16 of the Statement of Additional Information, Paragraph 1 of the section titled “Foreign Securities” is replaced with the following:

The American Enterprise Bond Fund, the Strategic Income Fund and each Stock Fund (other than the S&P 500 Index Fund) may purchase "foreign securities," which are equity or debt securities issued by companies organized under the laws of countries other than the United States. These securities are listed on one or more foreign securities exchanges or are traded in the foreign over-the-counter markets. Securities of foreign issuers represented by American Depository Receipts, traded in the U.S. over-the-counter markets, or listed on a U.S. securities exchange are not considered to be "foreign securities" because they are not subject to many of the special considerations and risks that apply to investments in foreign securities traded and held abroad. The Stock Funds have no restriction on the amount of assets that may be invested in foreign securities, although it is currently anticipated that no Stock Fund, other than the Dual Focus Fund (formerly Balanced Fund), the Global Growth Fund, and the Emerging Growth Fund, will invest in excess of 15% of its assets in foreign securities. The Global Growth Fund normally invests a substantial portion of its assets in foreign securities. The Dual Focus Fund (formerly Balanced Fund) and Emerging Growth Fund may invest up to 25% of their assets in foreign securities.

Beginning on page 32 of the Statement of Additional Information, in the “Trustees and Officers” section, please remove all references to Barbara A. Bond who, effective August 14, 2006, resigned from the Board of Trustees of Atlas Insurance Trust and all related Board Committees. David M. Laney has replaced Ms. Bond as Chair of the Audit Committee.

On page 37 of the Statement of Additional Information, the section titled “Code of Ethics” is replaced with the following:

The Trust, the Adviser and the Distributor have adopted a joint code of ethics under rule 17j-1 of the 1940 Act. Barclays Global Fund Advisors, Boston Safe Advisors, Inc., Fund Asset Management, L.P., OppenheimerFunds, Inc., Renaissance Investment Management and Turner Investment Partners, Inc., also have each adopted codes of ethics under rule 17j-1 of the 1940 Act which have been approved by the Board of Trustees of the Trust. These codes of ethics permit personnel who are subject to the codes to invest in securities, including securities that may be purchased or held by the Funds subject to certain pre-clearance, reporting and other requirements.

On Page 40 of the Statement of Additional Information, Paragraph 1 of the section titled “Portfolio Managers for the Underlying Atlas Funds” is replaced with the following:

Robert M. Shearer is primarily responsible for the day-to-day management of the DUAL FOCUS FUND (formerly BALANCED FUND) (since July 2006). Mr. Shearer has been with Merrill Lynch Investment Managers, L.P. (“MLIM”) since 1997 and is currently the Senior Portfolio Manager of the Merrill Lynch Equity Dividend Fund. He also manages the Merrill Lynch Natural Resources Trust. Mr. Shearer holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the New York Society of Security Analysts.

On Page 41 of the Statement of Additional Information, Paragraph 8 of the section titled “Portfolio Managers for the Underlying Atlas Funds” is replaced with the following:

Robert C. Doll, Jr. is primarily responsible for the day-to-day management of the VALUE FUND (since July 2006). Mr. Doll has been President and Chief Investment Officer of MLIM since September 2001. He joined MLIM in June 1999 as Chief Investment Officer for Equities, and was promoted to the position of Global Chief Investment Officer in November 1999. Mr. Doll is a Certified Public Accountant and holds the Chartered Financial Analyst designation.

On Page 41 of the Statement of Additional Information, Paragraph 9 of the section titled “Portfolio Managers for the Underlying Atlas Funds” is replaced with the following:

The S&P 500 INDEX FUND does not have its own investment adviser, rather it invests all of its assets in the Master Portfolio which is advised by BGFA. Patrick O’Connor and S. Jane Leung are primarily responsible for the day-to-day management of the Master Portfolio (since May 2002 and September 2006, respectively). Mr. O’Connor and Ms. Leung are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio manager has appropriate limitations on his or her authority for risk management and compliance purposes. Mr. O’Connor is an employee of BGFA and BGI and has been primarily responsible for the day-to-day management of the S&P 500 Index Master Portfolio for over six years. Ms. Leung has been a portfolio manager for BGFA and BGI since 2001.

On page 42 of the Statement of Additional Information, Paragraph (ii) of the section titled “Disclosure of Portfolio Holdings” is replaced with the following:

(ii) The Portfolio’s independent registered public accounting firm, in connection with the provision of services related to the audit of the Portfolio’s financial statements and certain non-audit services.

On page 47 of the Statement of Additional Information the section titled “Independent Registered Public Accounting Firm” is replaced with the following:

The Trust’s Board of Trustees has appointed KPMG LLP as the Trust’s independent registered accounting firm for the fiscal year ending December 31, 2006 subject to satisfactory negotiation of terms of engagement. KPMG LLP will conduct an annual audit of the Trust, and KPMG LLP Tax Services will prepare each Fund’s federal and state income tax returns.

On February 15, 2006, BlackRock, Inc. (BlackRock) and Merrill Lynch & Co., Inc. (Merrill Lynch) announced that they have reached an agreement to merge Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, L.P., and certain affiliates (including FAM and Merrill Lynch International Limited), and BlackRock to create a new independent company that will be one of the world’s largest asset management firms with nearly $1 trillion in assets under management. Merrill Lynch will hold a 49.8% stake and will have a 45% voting interest in the combined company. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The transaction has been approved by the boards of directors of both Merrill Lynch and BlackRock and is expected to close on or about September 30, 2006.